SHARE-BASED PAYMENTS - Compensation expense by plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	$ 69	$ 55
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	11	8
SARs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	3	3
TSARs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	5	1
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	31	29
RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	15	10
DSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	$ 4	$ 4